Leases - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 563
2026	528
2027	466
2028 and after	905
Total lease payments	2,462
Less imputed interest	454
Total lease liabilities	$ 2,008